Investments in associates (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2020			2019
Million US dollar	AB InBev Efes	Castel	Efes	AB InBev Efes	Castel	Efes
Balance at 1 January	1 132	3 239	451	1 159	3 279	479
Effect of movements in foreign exchange	—	270	(92)	—	(56)	(59)
Dividends received	—	(19)	—	(15)	(95)	(11)
Share of results of associates	3	76	32	(11)	111	42

Balance at 31 December	1 135	3 566	391	1 133	3 239	451

Summarized Financial Information of the Company's Material Associates
Summarized financial information of the company’s material associates is as follows:

	2020			2019
Million US dollar	AB InBev Efes	Castel	Efes	AB InBev Efes	Castel	Efes
Current assets	351	4 048	2 156	377	4 044	2 266
Non-current assets	603	3 775	4 642	767	4 255	5 618
Current liabilities	(591)	(1 531)	(1 639)	(652)	(1 631)	(1 859)
Non-current liabilities	(75)	(671)	(1 852)	(109)	(743)	(1 986)
Non-controlling interests	—	(687)	(1 627)	—	(723)	(1 909)

Net assets	288	4 934	1 679	383	5 201	2 130
Revenue	1 276	4 879	3 847	1 388	5 107	4 015
Profit (loss)	(20)	700	224	23	719	276
Other comprehensive income (loss)	—	(134)	392	—	(372)	(431)
Total comprehensive income (loss)	(20)	566	617	23	347	(155)